ACCEL NETWORKS LLC Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 18, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Cash consideration		$ (9,471)	$ 0	$ 0
Goodwill, Acquired During Period		60,478	$ 8,697
Accel Networks LLC [Member]
Business Acquisition [Line Items]
Cash consideration	$ 9,471
Contingent Consideration	$ 753
Business Acquisition, Effective Date of Acquisition	Jun. 18, 2015
Goodwill, Acquired During Period	$ 3,706
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual		4,000
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual		$ 300
Maximum [Member] | Accel Networks LLC [Member]
Business Acquisition [Line Items]
Contingent consideration, maximum	$ 1,500